Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of location and gross amounts of derivative fair values in the consolidated balance sheets
The following table summarizes information on the location and gross amounts of derivative fair values contained in the consolidated balance sheets as of March 31, 2016 and December 31, 2015:

	March 31, 2016				December 31, 2015
(U.S. dollars in thousands)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1,216,823	$50,707	$1,001,752	$54,387	$1,667,585	$64,289	$674,976	$11,941
Total derivatives designated as hedging instruments	$1,216,823	$50,707	$1,001,752	$54,387	$1,667,585	$64,289	$674,976	$11,941
Derivatives not designated as hedging instruments:
Investment Related Derivatives:
Foreign exchange exposure	199,007	2,501	46,628	534	102,234	2,888	144,707	1,702
Credit exposure	5,000	414	70,682	11,869	8,433	652	71,614	12,067
Financial market exposure	5	4	28,480	1,384	37	77	26,500	417

	March 31, 2016				December 31, 2015
(U.S. dollars in thousands)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)
Other Non-Investment Derivatives:
Foreign exchange contracts	188,400	2,492	—	—	194,566	2,009	—	—
Credit exposure	—	—	30,090	28	29,874	31	—	—
Guaranteed minimum income benefit contract	49,562	20,486	49,562	20,486	46,032	19,368	46,032	19,368
Modified coinsurance funds withheld contracts (2)	58,719	—	4,556,696	—	60,667	—	4,620,879	—
Total derivatives not designated as hedging instruments	$500,693	$25,897	$4,782,138	$34,301	$441,843	$25,025	$4,909,732	$33,554
Total derivatives		$76,604		$88,688		$89,314		$45,495
Counterparty netting		(37,870)		(37,870)		(3,087)		(3,087)
Total derivatives net of counterparty netting (1)		38,734		50,818		86,227		42,408
Cash collateral held/paid (3)		(5,520)		(4,230)		(30,958)		—
Total derivatives as recorded in the balance sheets		$33,214		$46,588		$55,269		$42,408
____________

(1)
Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis. The Company often enters into different types of derivative contracts with a single counterparty and these contracts are covered under netting agreements.

(2)
The fair value movements in derivative assets and liabilities relating to modified coinsurance funds withheld contracts are included within the associated asset or liability at each period end on the face of the balance sheets. Notional amounts associated with reinsurance agreements under which the Company assumes reinsurance risk are recorded as asset derivative notional amounts. Notional amounts associated with the GreyCastle Life Retro Arrangements under which the Company cedes reinsurance risk are recorded as liability derivative notional amounts. Included in the liability derivative notional amount as of March 31, 2016 is the cumulative net realized and unrealized loss on life retrocession embedded derivative of $681.8 million.

(3)
As of March 31, 2016, the Company held cash collateral related to foreign currency derivative positions and certain other derivative positions of $5.5 million for derivatives in an asset position and paid cash collateral of $4.2 million for derivatives in a liability position. As of December 31, 2015, the Company held cash collateral related to foreign currency derivative position and certain other derivative positions of $31.0 million for derivatives in an asset position and paid cash collateral of nil for derivatives in a liability position. The assets and liabilities related to the net collateral paid or held were recorded as Other assets and Other liabilities within the unaudited consolidated balance sheets as the collateral and derivative positions are not intended to be settled on a net basis.

The following table summarizes information on the location and gross amounts of derivative fair values contained in the consolidated balance sheets at December 31, 2015 and 2014:

(U.S. dollars in thousands)	2015				2014
	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1,667,585	$64,289	$674,976	$11,941	$2,300,609	$121,862	$302,211	$2,936
Total derivatives designated as hedging instruments	$1,667,585	$64,289	$674,976	$11,941	$2,300,609	$121,862	$302,211	$2,936
Derivatives not designated as hedging instruments:
Investment Related Derivatives:
Interest rate exposure	$—	$—	$—	$—	$394,597	$206	$20,782	$51
Foreign exchange exposure	102,234	2,888	144,707	1,702	7,385	403	207,182	4,442
Credit exposure	8,433	652	71,614	12,067	2,408	165	14,270	9,836
Financial market exposure	37	77	26,500	417	46,145	360	33,670	34
Financial Operations Derivatives:
Credit exposure	—	—	—	—	—	—	—	—
Other Non-Investment Derivatives:
Foreign exchange contracts	194,566	2,009	—	—	—	—	81,194	282
Credit exposure	29,874	31	—	—	31,060	60	—	—
Guaranteed minimum income benefit contract	46,032	19,368	46,032	19,368	46,249	13,603	46,249	13,603
Modified coinsurance funds withheld contract (2)	60,667	—	4,620,879	—	64,947	—	5,401,278	—
Total derivatives not designated as hedging instruments	$441,843	$25,025	$4,909,732	$33,554	$592,791	$14,797	$5,804,625	$28,248
____________

(1)
Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis.

(2)
The fair value movements in derivative assets and liabilities relating to modified coinsurance funds withheld contracts are included within the associated asset or liability at each period end on the face of the balance sheets. Notional amounts associated with reinsurance agreements under which the Company assumes reinsurance risk are recorded as asset derivative notional amounts. Notional amounts associated with the GreyCastle Life Retro Arrangements under which the Company cedes reinsurance risk are recorded as liability derivative notional amounts. Included in the liability derivative notional amount at December 31, 2015 is the cumulative net realized and unrealized loss on life retrocession embedded derivative of $463.9 million.

Summary of gross and net amounts of derivative fair values and associated collateral
The following table summarizes information on the gross and net amounts of derivative fair values and associated collateral received related to derivative assets, or collateral provided relating to derivative liabilities reported in other assets and other liabilities within the consolidated balance sheets at December 31, 2015 and 2014:

				Gross Amounts Not Offset in the Balance Sheets
December 31, 2015 (U.S. dollars in thousands)	Gross Amounts Recognized in the Balance Sheets	Gross Amounts Offset in the Balance Sheets	Net Amounts in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amounts
Derivative Assets	$89,314	$3,087	$86,227	$—	$30,958	$55,269
Derivative Liabilities	$45,495	$3,087	$42,408	$—	$—	$42,408

December 31, 2014 (U.S. dollars in thousands)
Derivative Assets	$136,659	$696	$135,963	$—	$78,580	$57,383
Derivative Liabilities	$31,184	$696	$30,488	$—	$—	$30,488

Summary of fair value hedges that have been settled and their impact on results during the year
A summary of the fair value hedges that have been settled and their impact on results during the indicated periods as well as the remaining balance of fair value hedges and average years remaining to maturity as of March 31, 2016 and 2015 are shown below:

Settlement of Fair Value Hedges - Summary	Fair Value Hedges - Deposit Liabilities March 31,
(U.S. dollars in thousands)	2016	2015
Cumulative reduction to interest expense	$106,056	$97,705
Remaining balance	127,139	135,490
Weighted average years remaining to maturity	21.2	22.2

A summary of the fair value hedges that have been settled and their impact on results during the indicated years ended December 31 as well as the remaining balance of fair value hedges and average years remaining to maturity are shown below:

Settlement of Fair Value Hedges – Summary (U.S. dollars in thousands, except years)	Fair Value Hedges – Notes Payable and Debt December 31,		Fair Value Hedges – Deposit Liabilities December 31,
	2015	2014	2015	2014
Cumulative reduction to interest expense	$—	$21,624	$103,742	$95,333
Remaining balance	$—	$—	$129,454	$137,862
Weighted average years remaining to maturity	0.0	0.0	21.6	23.2

Total impact on earnings related to derivative instruments
The following table provides the total impact on earnings relating to derivative instruments formally designated as fair value hedges along with the impacts of the related hedged items for the years indicated:

Derivatives Designated as Fair Value Hedges (U.S. dollars in thousands)	Hedged Items – Amount of Gain/(Loss) Recognized in Income Attributable to Risk
	Gain/(Loss) Recognized in Income on Derivative	Deposit Liabilities	Fixed Maturity Investments	Ineffective Portion of Hedging Relationship – Gain/(Loss)
Year Ended December 31, 2015
Interest rate exposure	$—
Foreign exchange exposure	—
Total	$—	$—	$—	$—
Year Ended December 31, 2014
Interest rate exposure	$—
Foreign exchange exposure	(15,663)
Total	$(15,663)	$—	$15,407	$(256)
Year Ended December 31, 2013
Interest rate exposure	$—
Foreign exchange exposure	(22,568)
Total	$(22,568)	$—	$23,065	$497

Summary of hedges of net investment in foreign operation
The following table provides the weighted average U.S. dollar equivalent of foreign denominated net assets that were hedged and the resulting derivative gain (loss) that was recorded in the foreign currency translation adjustment, net of tax, account within AOCI for the three months ended March 31, 2016 and 2015:

Derivative Instruments Designated as Hedges of the Net Investment in a Foreign Operation - Summary	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Weighted average of U.S. dollar equivalent of foreign denominated net assets	$2,234,748	$628,941
Derivative gains (losses) (1)	(11,515)	66,770

____________

(1)
Derivative gains (losses) from derivative instruments designated as hedges of the net investment in a foreign operation are recorded in the cumulative translation adjustment account within AOCI for each period.

The following table provides the weighted average U.S. dollar equivalent of foreign denominated net assets that were hedged and the resulting derivative gain (loss) that was recorded in the foreign currency translation adjustment, net of tax, account within AOCI for the years ended December 31, 2015 and 2014.

Derivative Instruments Designated as Hedges of the Net Investment in a Foreign Operation – Summary (U.S. dollars in thousands)	2015	2014
Weighted average of U.S. dollar equivalent of foreign denominated net assets	$1,769,106	$2,384,508
Derivative gains (losses) (1)	$106,876	$120,643

____________

(1)
Derivative gains (losses) from derivative instruments designated as hedges of the net investment in a foreign operation are recorded in the cumulative translation adjustment account within AOCI for each period.

Total impact on earnings relating to derivative instruments not formally designated as hedging
The following table provides the total impact on earnings relating to derivative instruments not formally designated as hedging instruments under authoritative accounting guidance and from the ineffective portion of fair value hedges. The impacts are all recorded through Net realized and unrealized gains (losses) on derivatives in the income statement for the three months ended March 31, 2016 and 2015:

Net Realized and Unrealized Gains (Losses) on Derivative Instruments	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Investment Related Derivatives:
Interest rate exposure	$781	$9,637
Foreign exchange exposure	(670)	(1,362)
Credit exposure	(163)	82
Financial market exposure	(1,010)	3,041
Other Non-Investment Derivatives:
Foreign exchange contracts	(1,181)	2,059
Credit exposure	(303)	1,346
Modified coinsurance funds withheld contract	(1,076)	1,718
Net realized and unrealized gains (losses) on derivative instruments	$(3,622)	$16,521

Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$(236,080)	$(229,367)

The following table provides the total impact on earnings relating to derivative instruments not formally designated as hedging instruments under GAAP and from the ineffective portion of fair value hedges. The impacts are all recorded through Net realized and unrealized gains (losses) on derivatives in the income statement for the years ended December 31, 2015, 2014 and 2013:

Net Realized and Unrealized Gains (Losses) on Derivative Instruments (U.S. dollars in thousands)	2015	2014	2013
Investment Related Derivatives:
Interest rate exposure	$(2,347)	$15,959	$5,065
Foreign exchange exposure	(1,542)	3,351	(948)
Credit exposure	(2,537)	400	(4,052)
Financial market exposure	(2,190)	411	6,302
Financial Operations Derivatives:
Credit exposure	—	5,023	(2,437)
Other Non-Investment Derivatives:
Foreign exchange exposure	60,319	—	—
Credit exposure	1,375	—	—
Guaranteed minimum income benefit contract	—	2,257	10,457
Modified coinsurance funds withheld contract	45	2,741	(7,086)
Total derivatives not designated as hedging instruments	$53,123	$30,142	$7,301
Amount of gain (loss) recognized in income from ineffective portion of fair value hedges	—	(256)	497
Net realized and unrealized gains (losses) on derivative instruments	$53,123	$29,886	$7,798
Net realized and unrealized gains (losses on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$(151,691)	$(488,222)	$—

Summary of impact of Life Retro Arrangements
The impact of the GreyCastle Life Retro Arrangements on the Company's results was as follows:

Impact of GreyCastle Life Retro Arrangements	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Underwriting profit (loss) (1)	$—	$603
Net investment income - Life Funds Withheld Assets	41,560	50,419
Net realized gains (losses) on investments sold - Life Funds Withheld Assets	34,416	52,738
Net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	69,096	760
OTTI on investments - Life Funds Withheld Assets	(2,346)	(5,209)
Exchange gains (losses)	11,119	3,684
Other income and expenses	(146)	(1,298)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	(236,080)	(229,367)
Net income (loss)	$(82,381)	$(127,670)
Change in net unrealized gains (losses) on investments - Life Funds Withheld Assets, net of tax	51,990	37,115
Change in adjustments related to future policy benefit reserves, net of tax	17,035	60,356
Change in cumulative translation adjustment - Life Funds Withheld Assets, net of tax	13,356	30,802
Total changes to other comprehensive income as a result of GreyCastle Life Retro Arrangements	$82,381	$128,273
Comprehensive income (loss)	$—	$603
____________

(1)
The underwriting profit of $0.6 million relates to a premium adjustment during the three months ended March 31, 2015 relating to the GreyCastle Life Retro Arrangements transaction. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the three months ended March 31, 2015.

The impact of the GreyCastle Life Retro Arrangements on the Company's results for the year ended December 31, 2015 and the period beginning from the completion of the transaction on May 30, 2014 through December 31, 2014 was as follows:

Impact of GreyCastle Life Retro Arrangements		May 30 to December 31,
(U.S. dollars in thousands)	2015	2014
Underwriting profit (loss) (1)	$605	$11,649
Net investment income - Life Funds Withheld Assets	187,489	129,575
Net realized gains (losses) on investments sold - Life Funds Withheld Assets	223,272	5,067
Net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	(27,734)	(9)
OTTI on investments - Life Funds Withheld Assets	(13,357)	(20,587)
Exchange (gains) losses	4,788	10,099
Other income and expenses	2,280	(1,610)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	(151,691)	(488,222)
Net income (loss)	$225,652	$(354,038)
Change in net unrealized gains (losses) on investments - Life Funds Withheld Assets, net of tax	(421,604)	274,083
Change in adjustments related to future policy benefit reserves, net of tax	170,688	74,009
Change in cumulative translation adjustment - Life Funds Withheld Assets, net of tax	25,869	17,595
Total changes to other comprehensive income as a result of GreyCastle Life Retro Arrangements (2)	$(225,047)	$365,687
Comprehensive income (loss)	$605	$11,649
____________

(1)
The underwriting profit of $0.6 million relates to a premium adjustment relating to the GreyCastle Life Retro Arrangements transaction, which was completed on May 30, 2014. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the years ended December 31, 2015 and 2014.

Components of life retrocession embedded derivatives
The change in the value of the life retrocession embedded derivative includes the interest income, realized and unrealized gains and losses on Life Funds Withheld Assets and certain related expenses are as follows:

Components of Life Retrocession Embedded Derivative and Derivative Instruments - Life Funds Withheld Assets:	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Interest income - Life Funds Withheld Assets	$(43,110)	$(50,996)
Realized and unrealized gains (losses) - Life Funds Withheld Assets	(174,932)	(152,830)
Other	146	96
Net realized and unrealized gains (losses) on life retrocession embedded derivative	$(217,896)	$(203,730)
Net adjustments related to future policy benefit reserves, net of tax	(22,053)	(11,954)
Net realized and unrealized gains (losses) on derivative instruments - Life Funds Withheld Assets	3,869	(13,683)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$(236,080)	$(229,367)

The change in the value of the life retrocession embedded derivative includes the interest income, realized and unrealized gains and losses on Life Funds Withheld Assets and certain related expenses subsequent to May 30, 2014 as follows:

Components of Life Retrocession Embedded Derivative and Derivative Instruments - Life Funds Withheld Assets:
(U.S. dollars in thousands)	2015	2014
Interest income - Life Funds Withheld Assets	$(193,568)	$(134,634)
Realized and unrealized gains (losses) on Life Funds Withheld Assets	180,134	(318,065)
Other	351	1,868
Net realized and unrealized gains (losses) on life retrocession embedded derivative	$(13,083)	$(450,831)
Net adjustments related to future policy benefit reserves, net of tax	$(125,747)	$(21,786)
Net realized and unrealized gains (losses) on derivative instruments - Life Funds Withheld Assets	$(12,861)	$(15,605)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$(151,691)	$(488,222)

Summary of contingent credit features
The aggregate fair value of all derivative agreements containing such rating downgrade provisions that were in a liability position and any collateral posted under these agreements as of March 31, 2016 and December 31, 2015 were as follows:

Contingent Credit Features - Summary: (U.S. dollars in thousands)	March 31, 2016	December 31, 2015
Aggregate fair value of derivative agreements with downgrade provisions in a net liability position	$19,038	$5,827
Collateral posted to counterparty	$600	$—

The aggregate fair value of all derivative agreements containing such rating downgrade provisions that were in a liability position and any collateral posted under these agreements at December 31 for the years indicated were as follows:

Contingent Credit Features - Summary: (U.S. dollars in thousands)	2015	2014
Aggregate fair value of derivative agreements with downgrade provisions in a net liability position	$5,827	$5,770
Collateral posted to counterparty	$—	$—